                     SUPPLEMENT DATED DECEMBER 2, 2015 TO

                       PROSPECTUS DATED MAY 1, 2015 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective November 20, 2015, Columbia Variable Portfolio -- Marsico Growth Fund changed its name to Variable Portfolio -- Loomis Sayles Growth Fund II.

Also effective November 20, 2015, the Adviser and Sub-adviser information for the fund was changed to the following:

   Columbia Management Investment Advisers, LLC (subadvised by Loomis, Sayles & Company, L.P.)

19779 SUPPA 12/02/15